Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net
	December 31,
	2018	2017
	USD in thousands
Cost:
Computers and Software	539	201
Office furniture and equipment	154	84
Leasehold improvements	389	67
	1,082	352
Less – accumulated depreciation	295	63
Fixed Assets, Net	787	289